Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit before tax	£ 457	£ 510	£ 493
Net finance costs	50	31	5
Depreciation and impairment – PPE, investment property and assets held for sale	54	77	90
Amortisation and impairment – software	112	117	123
Amortisation and impairment – acquired intangible assets	41	41	46
Other net gains and losses	3	5	13
Product development capital expenditure	(285)	(284)	(300)
Amortisation and impairment – product development	364	291	284
Share-based payment costs	39	44	40
Change in inventories	5	15	9
Change in trade and other receivables	(104)	32	(24)
Change in trade and other liabilities	35	(99)	(20)
Change in provisions for other liabilities and charges	(19)	(1)	(61)
Other movements	(21)	32	(16)
Net cash generated from operations	731	811	682
Interest paid	(73)	(65)	(60)
Tax paid	(2)	(119)	(97)
Net cash generated from operating activities	656	627	525
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired	(167)	(39)	(171)
Acquisition of joint ventures and associates			(5)
Purchase of investments	(5)	(7)	(8)
Purchase of property, plant and equipment and investment property	(29)	(33)	(30)
Purchase of intangible assets	(105)	(91)	(96)
Disposal of subsidiaries, net of cash disposed	8	(7)	(38)
Proceeds from disposal of investments			7
Proceeds from disposal of property, plant and equipment	3	6	5
Lease receivables repaid including disposals	18	18	15
Interest received	33	20	20
Dividends received	1	2
Net cash used in investing activities	(243)	(131)	(301)
Cash flows from financing activities
Proceeds from issue of ordinary shares	9	7	9
Buyback of equity	(352)	(318)	(186)
Settlement of share-based payments	(72)	(40)	(35)
Proceeds from borrowings	1,017	1,265	285
Repayment of borrowings	(974)	(921)	(285)
Repayment of lease liabilities	(77)	(78)	(84)
Dividends paid to company's shareholders	(160)	(156)	(154)
Net cash used in financing activities	(609)	(241)	(450)
Effects of exchange rate changes on cash and cash equivalents	(14)	(21)	(8)
Net (decrease)/increase in cash and cash equivalents	(210)	234	(234)
Cash and cash equivalents at beginning of year	543	309	543
Cash and cash equivalents at end of year	£ 333	£ 543	£ 309